Leases - Schedule of Leases Right-of-use Assets (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 578		$ 578		$ 569
Depreciation of right-of-use assets	14	$ 12	30	$ 25
Land and improvements
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	59		59		60
Depreciation of right-of-use assets	1	1	2	2
Buildings, leasehold improvements and equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	519		519		$ 509
Depreciation of right-of-use assets	$ 13	$ 11	$ 28	$ 23